FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023 vessel	Feb. 28, 2023 vessel	Jun. 30, 2023 USD ($) vessel t	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) t
Panamax vessels, Golden Empress, Golden Enterprise and Golden Endeavour
Derivative [Line Items]
Number of vessels held for sale			3
Capesize vessels, Golden Feng and Golden Shui
Derivative [Line Items]
Number of vessels held for sale	2
Panamax Vessels
Derivative [Line Items]
Number of vessels held for sale	1
Newcastlemax Vessels
Derivative [Line Items]
Number of vessels acquired		6	5
Newcastlemax Vessels | Time charter revenues
Derivative [Line Items]
Number of vessels acquired			5
Interest rate swaps
Derivative [Line Items]
Derivative notional amount | $			$ 700,000		$ 500,000
Capesize, Forward Freight Agreements, Maturing in 2021 | Long
Derivative [Line Items]
Remaining maturities			225 days		735 days
Capesize, Forward Freight Agreements, Maturing in 2022 | Long
Derivative [Line Items]
Remaining maturities			60 days
Bunker Derivatives, Remaining Year
Derivative [Line Items]
Outstanding bunker derivatives | t			33,400
Bunker Derivatives, Year One
Derivative [Line Items]
Outstanding bunker derivatives | t			1,400
Bunker Derivatives, Year Two
Derivative [Line Items]
Outstanding bunker derivatives | t			1,400
Bunker Derivatives
Derivative [Line Items]
Outstanding bunker derivatives | t					26,800
Currency swap
Derivative [Line Items]
Foreign currency swap, loss | $			$ 21	$ 200
Currency swap | Norway, Krone
Derivative [Line Items]
Derivative notional amount | $			$ 5,400		$ 200